FINANCIAL INSTRUMENTS (Details) - CAD ($)	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
FINANCIAL INSTRUMENTS (Details)
Cash and cash equivalents	$ 10,688,861	$ 8,308,884	$ 14,321,433	$ 54,847
Term deposits		9,656,320
Investments (Note 8(b))	2,658,284
Royalty Receivable	4,205,261	3,969,356	$ 3,540,753
Total	$ 17,552,406	$ 21,934,560